Taxes (Details 1)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
China statutory income tax rate		25.00%	25.00%	25.00%
Preferential tax rate in China		(20.00%)	(20.00%)	(20.00%)
Tax rate difference outside China	[1]	(11.10%)	(9.04%)	(16.75%)
Change in valuation allowance		(7.53%)	(9.35%)	(5.00%)
Additional R&D deduction in China		0.00%	0.00%	0.00%
Permanent difference		19.07%	23.88%	17.68%
Effective tax rate		5.44%	10.49%	(0.93%)

[1]	It is mainly due to the lower tax rate of the entities incorporated in Hong Kong, Singapore, and tax exempt in Cayman Islands.